JPI
Nuveen Preferred and Income Term Fund
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 145.8% (99.6% of Total Investments)
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 69.4% (47.4% of Total Investments)
	Automobiles – 1.7%
$9,923	General Motors Financial Co Inc.	5.750%	N/A (3)	BB+	$9,583,236
	Banks – 28.0%
2,855	Bank of America Corp	6.250%	N/A (3)	BBB-	3,157,630
7,165	Bank of America Corp	6.500%	N/A (3)	BBB-	8,124,179
7,365	Bank of America Corp	6.300%	N/A (3)	BBB-	8,374,300
1,915	Bank of America Corp	6.100%	N/A (3)	BBB-	2,119,493
2,805	Barclays Bank PLC, 144A, (4)	10.179%	6/12/21	A-	3,140,520
11,785	BB&T Corp, (4)	4.800%	N/A (3)	Baa1	12,014,807
3,375	BNP Paribas SA, 144A	7.195%	N/A (3)	BBB	3,754,688
2,645	CIT Group Inc.	5.800%	N/A (3)	Ba3	2,714,431
9,209	Citigroup Inc., (4)	5.950%	N/A (3)	BB+	9,853,630
3,665	Citigroup Inc.	6.300%	N/A (3)	BB+	3,941,707
5,205	Citigroup Inc., (4)	6.250%	N/A (3)	BB+	5,868,637
6,235	Citigroup Inc.	5.000%	N/A (3)	BB+	6,453,225
3,215	Citigroup Inc.	6.125%	N/A (3)	Ba1	3,321,256
3,180	Citizens Financial Group Inc.	6.375%	N/A (3)	BB+	3,378,750
1,085	Commerzbank AG, 144A	8.125%	9/19/23	BBB	1,267,508
1,230	First Union Capital II, (4)	7.950%	11/15/29	Baa1	1,682,181
2,396	HSBC Capital Funding Dollar 1 LP, 144A	10.176%	N/A (3)	BBB+	3,938,425
7,070	JPMorgan Chase & Co, (4)	5.000%	N/A (3)	Baa2	7,341,347
1,130	JPMorgan Chase & Co	6.100%	N/A (3)	Baa2	1,240,537
17,247	JPMorgan Chase & Co	6.750%	N/A (3)	Baa2	19,317,847
761	JPMorgan Chase & Co, (3-Month LIBOR reference rate + 3.470% spread), (5)	5.406%	N/A (3)	Baa2	765,566
3,220	JPMorgan Chase & Co	5.300%	N/A (3)	Baa2	3,268,300
2,430	KeyCorp	5.000%	N/A (3)	Baa3	2,584,548
1,905	Lloyds Bank PLC, 144A	12.000%	N/A (3)	Baa3	2,319,338
2,800	M&T Bank Corp	5.125%	N/A (3)	Baa2	2,989,000
1,570	M&T Bank Corp	6.450%	N/A (3)	Baa2	1,715,225
2,309	PNC Financial Services Group Inc.	6.750%	N/A (3)	Baa2	2,459,085
3,168	PNC Financial Services Group Inc.	5.000%	N/A (3)	Baa2	3,354,310
3,071	Royal Bank of Scotland Group PLC	7.648%	N/A (3)	BBB-	4,361,741
2,980	SunTrust Banks Inc.	5.050%	N/A (3)	Baa3	3,032,150

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$1,500	USB Realty Corp, (3-Month LIBOR reference rate + 1.147% spread), 144A, (5)	3.148%	N/A (3)	A3	$1,275,000
3,345	Wachovia Capital Trust III	5.570%	N/A (3)	Baa2	3,363,264
1,100	Wells Fargo & Co, (3-Month LIBOR reference rate + 3.770% spread), (4), (5)	5.889%	N/A (3)	Baa2	1,113,750
2,256	Wells Fargo & Co	5.900%	N/A (3)	Baa2	2,436,480
11,748	Wells Fargo & Co, (6)	5.875%	N/A (3)	Baa2	13,010,910
1,415	Zions Bancorp NA	7.200%	N/A (3)	BB+	1,556,500
	Total Banks				160,610,265
	Capital Markets – 3.4%
5,267	Goldman Sachs Group Inc.	5.300%	N/A (3)	Ba1	5,639,377
7,890	Goldman Sachs Group Inc.	5.375%	N/A (3)	Ba1	8,004,957
4,743	Goldman Sachs Group Inc., (6)	5.500%	N/A (3)	Ba1	5,073,587
600	State Street Corp	5.250%	N/A (3)	Baa1	614,724
	Total Capital Markets				19,332,645
	Commercial Services & Supplies – 1.8%
5,795	AerCap Global Aviation Trust, 144A, (4)	6.500%	6/15/45	BB+	6,352,769
3,670	AerCap Holdings NV	5.875%	10/10/79	BB+	3,825,975
	Total Commercial Services & Supplies				10,178,744
	Consumer Finance – 2.0%
2,320	American Express Co, (3-Month LIBOR reference rate + 3.428% spread), (5)	5.200%	N/A (3)	Baa2	2,331,600
1,240	American Express Co	4.900%	N/A (3)	Baa2	1,252,505
3,640	Capital One Financial Corp, (6)	5.550%	N/A (3)	Baa3	3,706,685
4,135	Discover Financial Services	5.500%	N/A (3)	Ba2	4,248,713
	Total Consumer Finance				11,539,503
	Diversified Financial Services – 3.7%
12,700	Compeer Financial ACA, 144A	6.750%	N/A (3)	BB+	13,144,500
5,692	ILFC E-Capital Trust II, 144A, (4)	4.020%	12/21/65	BB+	4,368,610
3,692	Voya Financial Inc., (4)	6.125%	N/A (3)	BBB-	3,945,825
	Total Diversified Financial Services				21,458,935
	Electric Utilities – 2.7%
2,550	AES Gener SA, 144A	6.350%	10/07/79	BB	2,560,965
2,370	Electricite de France SA, 144A	5.250%	N/A (3)	BBB	2,447,025

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Electric Utilities (continued)
$9,150	Emera Inc., (4)	6.750%	6/15/76	BBB-	$10,288,809
	Total Electric Utilities				15,296,799
	Equity Real Estate Investment Trust – 2.2%
12,298	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (3)	BB+	12,851,410
	Food Products – 3.9%
2,360	Dairy Farmers of America Inc., 144A	7.125%	N/A (3)	BB+	2,325,780
6,993	Land O' Lakes Inc., 144A	7.000%	N/A (3)	BB	6,573,420
2,665	Land O' Lakes Inc., 144A	7.250%	N/A (3)	BB	2,558,400
11,020	Land O' Lakes Inc., 144A	8.000%	N/A (3)	BB	11,075,100
	Total Food Products				22,532,700
	Independent Power & Renewable Electricity Producers – 0.2%
1,240	AES Gener SA, 144A	7.125%	3/26/79	BB	1,287,680
	Industrial Conglomerates – 3.3%
19,807	General Electric Co, (6)	5.000%	N/A (3)	BBB-	19,103,059
	Insurance – 12.9%
1,920	Aegon NV	5.500%	4/11/48	Baa1	2,064,000
3,930	American International Group Inc., (4)	5.750%	4/01/48	Baa2	4,253,085
8,350	Assurant Inc., (4)	7.000%	3/27/48	BB+	9,226,750
21,000	Assured Guaranty Municipal Holdings Inc., 144A, (4)	6.400%	12/15/66	BBB+	21,420,000
5,030	MetLife Inc., 144A, (4)	9.250%	4/08/38	BBB	7,334,293
1,220	MetLife Inc., (6)	5.250%	N/A (3)	BBB	1,230,980
1,580	MetLife Inc., (4)	5.875%	N/A (3)	BBB	1,723,006
7,159	Provident Financing Trust I, (4)	7.405%	3/15/38	Baa3	8,376,030
11,560	QBE Insurance Group Ltd, 144A, (4), (6)	7.500%	11/24/43	Baa1	12,918,300
2,650	QBE Insurance Group Ltd, Reg S	6.750%	12/02/44	BBB	2,941,500
2,200	Swiss Re Finance Luxembourg SA, 144A, (4)	5.000%	4/02/49	A	2,426,627
	Total Insurance				73,914,571
	Metals & Mining – 0.7%
2,290	BHP Billiton Finance USA Ltd, 144A, (4)	6.250%	10/19/75	BBB+	2,364,654
1,395	BHP Billiton Finance USA Ltd, 144A, (4)	6.750%	10/19/75	BBB+	1,635,568
	Total Metals & Mining				4,000,222
	Multi-Utilities – 1.5%
5,610	CenterPoint Energy Inc.	6.125%	N/A (3)	BBB-	5,960,625

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Multi-Utilities (continued)
$2,815	NiSource Inc.	5.650%	N/A (3)	BBB-	$2,857,225
	Total Multi-Utilities				8,817,850
	Oil, Gas & Consumable Fuels – 0.3%
1,435	Transcanada Trust	5.500%	9/15/79	BBB	1,531,862
	U.S. Agency – 0.4%
752	Farm Credit Bank of Texas, 144A, (6)	10.000%	N/A (3)	Baa1	834,720
1,180	Farm Credit Bank of Texas, 144A	6.200%	N/A (3)	BBB	1,229,771
	Total U.S. Agency				2,064,491
	Wireless Telecommunication Services – 0.7%
3,555	Vodafone Group PLC	7.000%	4/04/79	BB+	4,116,459
	Total $1,000 Par (or similar) Institutional Preferred (cost $376,152,729)				398,220,431

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 43.8% (29.9% of Total Investments) (7)
	Banks – 36.9%
$3,400	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A	6.750%	N/A (3)	Baa2	$3,829,250
3,800	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (3)	Ba2	3,918,872
9,885	Banco Bilbao Vizcaya Argentaria SA	6.125%	N/A (3)	Ba2	9,724,369
2,140	Banco Mercantil del Norte SA/Grand Cayman, 144A	7.625%	N/A (3)	BB	2,236,321
4,800	Banco Santander SA, Reg S	7.500%	N/A (3)	Ba1	5,196,000
6,700	Barclays PLC	7.750%	N/A (3)	BB+	7,135,500
9,080	Barclays PLC, Reg S	7.875%	N/A (3)	BB+	9,681,550
11,945	BNP Paribas SA, 144A	7.375%	N/A (3)	BBB-	13,497,850
1,495	BNP Paribas SA, 144A	6.750%	N/A (3)	BBB-	1,573,488
2,205	BNP Paribas SA, 144A	6.625%	N/A (3)	BBB-	2,348,325
2,000	Commerzbank AG, Reg S	7.000%	N/A (3)	BB	2,065,000
8,635	Credit Agricole SA, 144A	7.875%	N/A (3)	BBB-	9,735,237
15,369	Credit Agricole SA, 144A	8.125%	N/A (3)	BBB-	18,404,377
3,045	HSBC Holdings PLC	6.375%	N/A (3)	BBB	3,212,475
4,986	HSBC Holdings PLC	6.375%	N/A (3)	BBB	5,313,181
2,445	ING Groep NV	5.750%	N/A (3)	BBB-	2,506,125
2,174	ING Groep NV, Reg S	6.875%	N/A (3)	BBB-	2,293,570
5,340	ING Groep NV	6.500%	N/A (3)	BBB-	5,673,216
6,019	Intesa Sanpaolo SpA, 144A, (4)	7.700%	N/A (3)	BB-	6,342,521
17,165	Lloyds Banking Group PLC, (4)	7.500%	N/A (3)	Baa3	18,795,675
3,050	Macquarie Bank Ltd/London, 144A	6.125%	N/A (3)	Ba1	3,126,250
3,335	Nordea Bank Abp, 144A	6.625%	N/A (3)	BBB	3,635,150
6,160	Royal Bank of Scotland Group PLC	8.000%	N/A (3)	BB+	7,045,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$6,675	Royal Bank of Scotland Group PLC	8.625%	N/A (3)	BB+	$7,192,312
1,590	Societe Generale SA, 144A	7.375%	N/A (3)	BB+	1,673,475
3,185	Societe Generale SA, 144A	8.000%	N/A (3)	BB+	3,638,863
7,753	Societe Generale SA, 144A	7.875%	N/A (3)	BB+	8,499,226
2,673	Societe Generale SA, 144A	6.750%	N/A (3)	BB+	2,820,015
5,470	Standard Chartered PLC, 144A	7.500%	N/A (3)	Ba1	5,805,038
6,245	Standard Chartered PLC, 144A	7.750%	N/A (3)	Ba1	6,799,244
16,727	UBS Group AG, Reg S	7.000%	N/A (3)	BBB-	18,650,605
3,735	UBS Group AG, 144A, (4)	7.000%	N/A (3)	BBB-	4,005,788
5,080	UniCredit SpA, Reg S	8.000%	N/A (3)	B+	5,359,400
194,306	Total Banks				211,733,768
	Capital Markets – 6.3%
7,525	Credit Suisse Group AG, 144A, (4)	7.500%	N/A (3)	BB	8,114,960
3,880	Credit Suisse Group AG, 144A, (4)	6.375%	N/A (3)	Ba2	4,088,550
8,021	Credit Suisse Group AG, 144A	7.250%	N/A (3)	BB	8,722,837
9,287	Credit Suisse Group AG, 144A, (6)	7.500%	N/A (3)	BB	10,296,404
4,515	UBS Group AG, Reg S	6.875%	N/A (3)	BBB-	4,892,382
33,228	Total Capital Markets				36,115,133
	Equity Real Estate Investment Trust – 0.6%
3,525	ING Groep NV, Reg S	6.750%	N/A (3)	BBB-	3,740,906
$231,059	Total Contingent Capital Securities (cost $238,504,068)				251,589,807

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 32.6% (22.3% of Total Investments)
	Banks – 7.9%
32,689	Citigroup Inc., (6)	7.125%	BB+	$943,078
162,500	CoBank ACB, 144A, (8)	6.250%	BBB+	17,225,000
62,728	CoBank ACB, (6), (8)	6.200%	BBB+	6,774,624
119,833	Fifth Third Bancorp, (6)	6.625%	Baa3	3,417,637
154,612	Huntington Bancshares Inc., (6)	6.250%	Baa3	4,052,380
54,100	KeyCorp	6.125%	Baa3	1,621,918
207,078	Regions Financial Corp, (6)	6.375%	BB+	5,912,077
80,200	Regions Financial Corp	5.700%	BB+	2,197,480
117,500	Synovus Financial Corp	5.875%	BB-	3,106,700
	Total Banks			45,250,894
	Capital Markets – 4.0%
54,600	Goldman Sachs Group Inc.	5.500%	Ba1	1,481,844
160,656	Morgan Stanley, (6)	7.125%	BB+	4,670,270
227,700	Morgan Stanley, (6)	6.875%	BB+	6,480,342
166,900	Morgan Stanley, (6)	5.850%	BB+	4,616,454

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Capital Markets (continued)
164,900	Morgan Stanley, (6)	6.375%	BB+	$4,641,935
46,250	State Street Corp, (6)	5.350%	Baa1	1,282,513
	Total Capital Markets			23,173,358
	Consumer Finance – 0.8%
173,726	GMAC Capital Trust I, (4)	7.943%	BB-	4,588,104
	Diversified Financial Services – 2.9%
88,300	AgriBank FCB, (8)	6.875%	BBB+	9,536,400
261,100	Voya Financial Inc.	5.350%	BBB-	7,078,421
	Total Diversified Financial Services			16,614,821
	Food Products – 3.3%
185,400	CHS Inc., (6)	7.875%	N/R	5,118,894
166,429	CHS Inc.	7.100%	N/R	4,555,162
180,399	CHS Inc., (6)	6.750%	N/R	4,789,593
24,000	Dairy Farmers of America Inc., 144A, (8)	7.875%	BB+	2,400,000
20,500	Dairy Farmers of America Inc., 144A, (8)	7.875%	BB+	2,050,000
	Total Food Products			18,913,649
	Insurance – 6.0%
330,543	Aspen Insurance Holdings Ltd, (6)	5.950%	BBB-	8,911,439
62,000	Aspen Insurance Holdings Ltd, (6)	5.625%	BBB-	1,614,480
150,200	Athene Holding Ltd	6.350%	BBB-	4,222,122
108,900	Axis Capital Holdings Ltd, (6)	5.500%	BBB	2,812,887
70,700	Delphi Financial Group Inc., (4), (8)	5.348%	BBB-	1,537,725
119,500	Enstar Group Ltd, (4)	7.000%	BB+	3,269,520
65,400	Globe Life Inc.	6.125%	BBB+	1,783,458
200,629	Maiden Holdings North America Ltd, (4)	7.750%	N/R	4,544,247
200,600	Reinsurance Group of America Inc., (4), (6)	5.750%	BBB+	5,660,932
	Total Insurance			34,356,810
	Mortgage Real Estate Investment Trust – 0.5%
114,600	Wells Fargo Real Estate Investment Corp, (6)	6.375%	BBB	2,929,176
	Oil, Gas & Consumable Fuels – 1.4%
84,700	NuStar Energy LP, (6)	8.500%	B1	2,059,057
40,000	NuStar Energy LP	7.625%	B1	904,400
190,469	NuStar Logistics LP, (4)	8.735%	B1	4,961,718
	Total Oil, Gas & Consumable Fuels			7,925,175
	Thrifts & Mortgage Finance – 2.1%
142,108	Federal Agricultural Mortgage Corp, (6)	6.000%	N/R	3,841,179

Shares	Description (1)	Coupon	Ratings (2)	Value
	Thrifts & Mortgage Finance (continued)
293,887	New York Community Bancorp Inc., (6)	6.375%	Ba1	$8,205,325
	Total Thrifts & Mortgage Finance			12,046,504
	Trading Companies & Distributors – 0.4%
90,700	Air Lease Corp, (4)	6.150%	BB+	2,460,691
	U.S. Agency – 3.3%
177,100	Farm Credit Bank of Texas, 144A, (4), (8)	6.750%	Baa1	19,126,800
	Total $25 Par (or similar) Retail Preferred (cost $175,990,917)			187,385,982
	Total Long-Term Investments (cost $790,647,714)			837,196,220

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.6% (0.4% of Total Investments)
	REPURCHASE AGREEMENTS – 0.6% (0.4% of Total Investments)
$3,549	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/19, repurchase price $3,549,455, collateralized by $3,310,000 U.S. Treasury Notes, 2.875%, due 8/15/28, value $3,625,562	0.650%	11/01/19	$3,549,391
	Total Short-Term Investments (cost $3,549,391)			3,549,391
	Total Investments (cost $794,197,105) – 146.4%			840,745,611
	Borrowings – (36.6)% (9), (10)			(210,000,000)
	Reverse Repurchase Agreements – (10.5)% (11)			(60,000,000)
	Other Assets Less Liabilities – 0.7% (12)			3,416,155
	Net Assets Applicable to Common Shares – 100%			$574,161,766
Investments in Derivatives
Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (13)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$112,000,000	Receive	1-Month LIBOR	1.928%	Monthly	6/01/18	3/01/23	3/01/24	$(2,930,806)	$(2,930,806)
Morgan Stanley Capital Services, LLC	45,000,000	Receive	1-Month LIBOR	2.333	Monthly	7/01/19	10/01/23	7/01/24	(2,052,024)	(2,052,024)
Total	$157,000,000								$(4,982,830)	$(4,982,830)

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$398,220,431	$ —	$398,220,431
Contingent Capital Securities	—	251,589,807	—	251,589,807
$25 Par (or similar) Retail Preferred	128,735,433	58,650,549	—	187,385,982
Short-Term Investments:
Repurchase Agreements	—	3,549,391	—	3,549,391
Investments in Derivatives:
Interest Rate Swaps*	—	(4,982,830)	—	(4,982,830)
Total	$128,735,433	$707,027,348	$ —	$835,762,781

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Perpetual security. Maturity date is not applicable.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $149,750,216 have been pledged as collateral for reverse repurchase agreements.
(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $122,316,899.
(7)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Borrowings as a percentage of Total Investments is 25.0%.
(10)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $469,589,985 have been pledged as collateral for borrowings.
(11)	Reverse Repurchase Agreements as a percentage of Total Investments is 7.1%.
(12)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(13)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.